Accounts Payable and Accrued Liabilities (Details Narrative) (10-K) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts payable	$ 744,191		$ 744,191	$ 744,191
Accrued expenses	491,255		487,983	135,163
Directors fees payable	149,932		128,448	51,330
Unpaid IPO cost	$ 345,368	$ 29,605	$ 297,437